FINANCIAL INSTRUMENTS - Marketable Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments [Abstract]
Proceeds from sale of marketable securities	$ 0.5	$ 10.4
Acquisition date fair value of marketable securities sold	0.0	(10.3)
Gain (loss) on sale of marketable securities recorded in OCI	0.5	0.1
Reduction in value of marketable securities	0.0	(5.0)
Impairment loss on OCI realized on marketable securities sold	(0.3)	0.0
Reduction in value of marketable securities	$ 0.2	$ (4.9)